Tax charge	12 Months Ended
Dec. 31, 2023
Tax charge
Tax charge

B3    Tax charge

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the consolidated financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders’ profits and on their policyholders’ insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s Consolidated income statement, they are presented separately in the Consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

B3.1  Total tax charge by nature

The total tax charge in the income statement is as follows:

	IFRS 17 basis		IFRS 4 basis
	2023 $m	2022 $m	2021 $m
Hong Kong	(129)	(106)	(119)
Indonesia	(43)	(27)	(70)
Malaysia	(98)	(44)	(73)
Singapore	(174)	(61)	(328)
Growth markets and other	(103)	(210)	(163)
Eastspring	(26)	(26)	(30)
Total segment note (i)	(573)	(474)	(783)
Unallocated to a segment (central operations)	13	(4)	(21)
Total tax charge notes (i)(ii)	(560)	(478)	(804)

Notes

(i)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates that are equity-accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including CPL.
(ii)	The total tax charge is analysed between current tax and deferred tax as follows

	IFRS 17 basis		IFRS 4 basis
	2023 $m	2022 $m	2021 $m
Current tax expense:
Corporation tax	(457)	(474)	(405)
Adjustments in respect of prior years	1	(7)	6
Total current tax charge	(456)	(481)	(399)

Deferred tax arising from:
Origination and reversal of temporary differences	(135)	—	(388)
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	31	3	(17)
Total deferred tax (charge) credit	(104)	3	(405)
Total tax charge	(560)	(478)	(804)

B3.2  Reconciliation of effective tax rate

In the reconciliation below, the expected tax rate reflects the corporation tax rates that are expected to apply to the taxable profit or loss for the year. It reflects the corporation tax rates of each jurisdiction weighted by reference to the amount of profit or loss contributing to the aggregate result. The reconciliation of the expected to actual tax charge/credit and the percentage impact of reconciliation items on shareholder effective tax rate are provided below.

	IFRS 17 basis				IFRS 4 basis
	2023		2022		2021
	$m	%	$m	%	$m	%
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	2,272		(519)		3,018
Tax charge attributable to policyholders’ returns note (i)	(175)		(124)		(342)
Profit (loss) before tax attributable to shareholders’ returns	2,097		(643)		2,676
Tax (charge) credit at the expected rate	(399)	19%	85	13%	(539)	20%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates note (ii)	80	(4)%	61	9%	63	(2)%
Deductions and losses not allowable for tax purposes note (iii)	(136)	6%	(196)	(30)%	(92)	3%
Items related to taxation of life insurance businesses note (iv)	137	(7)%	(129)	(20)%	177	(7)%
Deferred tax adjustments including unrecognised tax losses	13	(1)%	(45)	(7)%	(111)	4%
Effect of results of joint ventures and associates note (v)	(38)	2%	(32)	(5)%	80	(3)%
Irrecoverable withholding taxes note (vi)	(63)	3%	(55)	(9)%	(60)	2%
Other	(2)	1%	(15)	(2)%	(8)	1%
Total (charge) credit on recurring items	(9)	0%	(411)	(64)%	49	(2)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years note(vii)	42	(2)%	1	0%	(11)	0%
Movements in provisions for open tax matters note (viii)	(15)	1%	(40)	(6)%	47	(2)%
Impact of changes in local statutory tax rates	—	0%	—	0%	6	0%
Adjustments in relation to business disposals and corporate transactions	(4)	0%	11	2%	(14)	1%
Total credit (charge) on non-recurring items	23	(1)%	(28)	(4)%	28	(1)%
Tax charge attributable to shareholders’ returns	(385)		(354)		(462)
Tax charge attributable to policyholders’ returns note (i)	(175)		(124)		(342)
Tax charge attributable to shareholders’ and policyholders’ returns	(560)		(478)		(804)
Profit before tax attributable to shareholders’ returns analysed into:
Adjusted operating profit	2,893		2,722		3,233
Non-operating result note (ix)	(796)		(3,365)		(557)
Profit (loss) before tax attributable to shareholders’ returns	2,097		(643)		2,676
Tax charge attributable to shareholders' returns analysed into:
Tax charge on adjusted operating profit	(444)		(539)		(548)
Tax credit on non-operating result note (ix)	59		185		86
Tax charge attributable to shareholders’ returns	(385)		(354)		(462)
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling items note(x)	15%		20%		17%
Excluding non-recurring tax reconciling items	16%		18%		18%
Profit before tax attributable to shareholders’ returns note (x)	18%		(55)%		17%

Notes

(i)	The tax charge attributable to policyholders of $(175) million (2022: $(124) million on an IFRS 17 basis; 2021: $(342) million on an IFRS 4 basis) is equal to the profit before tax attributable to policyholders as a result of accounting for policyholder income after the deduction of expenses on a post-tax basis.
(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income in Growth markets and Singapore.
(iii)	Deductions and losses not allowable for tax purposes primarily relates to non-deductible head office costs in Other operations.
(iv)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(v)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(vi)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in Other operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.
(vii)	Adjustments to tax charge in relation to prior years primarily relates to the recognition of a deferred tax asset in relation to historical tax losses, due to an increase in forecast taxable profit in the UK tax group.
(viii)	The statement of financial position contains the following provisions in relation to open tax matters.

2023 $m
Balance at 1 Jan	(79)
Movements in the current year included in tax charge attributable to shareholders	(15)
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	1
Balance at 31 Dec	(93)

(ix)	‘Non-operating result’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns and corporate transactions. The tax charge on non-operating result is calculated using the tax rates applicable to investment profit or loss recorded in the non-operating result for each entity, and then adjusting for any discrete items included in the total tax charge that relate specifically to the amounts (other than investment related profit or loss) included in the non-operating result. The difference between this tax on non-operating result and the tax charge calculated on profit before tax is the tax charge on adjusted operating profit.
(x)	The actual tax rates of the relevant business operations are shown below:

	IFRS 17 basis
	2023%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	7%	22%	22%	16%	20%	9%	2%	15%
Tax rate on profit before tax	7%	22%	20%	16%	11%	9%	2%	18%

	IFRS 17 basis
	2022%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	19%	26%	16%	33%	10%	0%	20%
Tax rate on profit before tax	(7)%	16%	25%	63%	40%	10%	(1)%	(55)%

	IFRS 4 basis
	2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	5%	17%	21%	15%	22%	10%	(3)%	17%
Tax rate on profit before tax	4%	17%	21%	15%	27%	10%	(2)%	17%

Actual tax rates on adjusted operating profit for each segment for 2022 prepared applying IFRS 17 as shown in the table above are generally consistent with the tax rates previously published for 2022 results prepared applying IFRS 4. The tax rates on adjusted operating profit for Growth markets and other and the Group total as shown in the table above differ from the equivalent tax rates previously published under IFRS 4 for 2022 due primarily to differences in the proportions of adjusted operating profit contributed by entities with different tax rates. Actual tax rates on profit before tax for 2022 prepared under IFRS 17 differ from the equivalent tax rates previously published under IFRS 4 for 2022 primarily due to non-taxable and non-deductible amounts, such as investment gains or losses, making up a different proportion of total profit before tax for each segment and the Group total under each standard.

A number of jurisdictions in which the Group has operations – Japan, South Korea, Luxembourg, Vietnam and the UK – have implemented either a global minimum tax or a domestic minimum tax at a rate of 15 per cent, in line with the OECD proposals, effective for 2024 onwards. Malaysia has implemented both the global minimum tax and domestic minimum tax effective for 2025 onwards. Other jurisdictions where the Group has a taxable presence, including Hong Kong (where Prudential plc has been tax resident since 3 March 2023), Singapore and Thailand intend to implement the proposals for 2025 onwards.

For those jurisdictions where either a global minimum tax or domestic minimum tax or both have been implemented with effect for 2024, no material impact to the Group’s IFRS tax charge for the 2024 financial year is expected. The implementation of a global minimum tax and domestic minimum tax in Malaysia effective for 2025 is not expected to have a material impact for the Group’s IFRS tax charge for the 2025 financial year. These assessments consider a number of factors including whether the transitional safe harbour is expected to apply based on the most recent filings of tax returns, country by country reporting and financial statements of the relevant entities. In some jurisdictions a global minimum tax but not a domestic minimum tax regime has been implemented and the Group’s operations in that jurisdiction will not be subject to the rules as they are wholly domestic operations.

Luxembourg and South Korea have both implemented an undertaxed profits rule effective for 2025 onwards. The undertaxed profits rule is intended as a backstop provision to deal with jurisdictions which delay or do not implement the global minimum tax or domestic minimum tax rules. In the December 2023 public consultation and February 2024 budget, Hong Kong confirmed its intention to implement the global minimum and domestic minimum tax rules effective from 2025 onwards. As the Hong Kong rules are expected to be in force for 2025 and would apply to the Group from 2025, the undertaxed profits rules implemented in South Korea and Luxembourg are not expected to have any practical application to the Group. For those jurisdictions, such as Hong Kong and Singapore, where the proposals are expected to be implemented with effect from 2025 onwards, work is ongoing to assess the potential impact and guidance will be provided in due course during 2024.